Note 21 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Net sales	$ 19,828,929	$ 19,916,919	$ 17,549,748	$ 15,742,617	$ 19,485,565	$ 16,221,671	$ 16,112,098	$ 14,854,765	$ 73,038,213	$ 66,674,099
Gross profit	6,318,490	6,319,311	5,334,341	4,626,794	6,532,390	3,920,224	4,038,636	3,713,522	22,598,936	18,204,772
Selling, general and administrative expenses	6,029,403	5,736,667	5,743,455	5,459,059	5,850,216	5,237,646	5,319,580	5,093,105	22,968,584	21,500,547
Income (loss) from operations	268,748	562,474	(429,202)	(852,352)	662,088	(1,337,553)	(1,301,137)	(1,399,685)	(450,332)	(3,376,287)
Income (loss) before income taxes	47,597	306,354	(683,144)	(1,095,364)	373,175	(1,550,370)	(1,594,119)	(1,418,195)	(1,424,557)	(4,189,509)
Net loss	$ 48,613	$ 301,886	$ (697,922)	$ (1,107,431)	$ 373,462	$ (1,557,053)	$ (1,601,346)	$ (1,425,274)	$ (1,454,854)	$ (4,210,211)
Net loss per share - basic and diluted (in dollars per share)	$ 0.01	$ 0.04	$ (0.09)	$ (0.14)	$ 0.05	$ (0.2)	$ (0.21)	$ (0.18)	$ (0.18)	$ (0.54)